Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Depreciation and amortization	$ 73,697	$ 2,128	$ 150,000	$ 6,000	$ 16,790	$ 8,552